Loans Due from Third Parties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Loans Due from Third Parties (Details) [Line Items]
Certain loan agreements		$ 28,240
Maturity date		November 2022
Loan amount	$ 22,170
Accrued loan interest amount	$ 280
Minimum [Member]
Loans Due from Third Parties (Details) [Line Items]
Fixed interest rates		1.00%
Maximum [Member]
Loans Due from Third Parties (Details) [Line Items]
Fixed interest rates		2.64%